WESMARK FUNDS

                        WesMark Small Company Growth Fund
                               WesMark Growth Fund
                              WesMark Balanced Fund
                                WesMark Bond Fund
                    WesMark West Virginia Municipal Bond Fund
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 Supplement to Statement of Additional Information (SAI) dated March 31, 2004.



1. Under the SAI section entitled "Who Manages and Provides Services to the Fund" please delete the sub-section entitled "BOARD OF TRUSTEES" through to the subsection entitled "INVESTMENT ADVISER" in its entirety and replace with the following:

BOARD OF TRUSTEES

The Board is responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The WesMark Fund Complex consists of one Investment Company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.

As of October 4, 2004, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares.


INTERESTED TRUSTEE
---------------------------------- ----------------------------------------------------- -----------------
                                                  Principal Occupations                     Aggregate
              Name                                 in Past Five Years,                     Compensation
           Birth Date                Other Directorships Held and Previous Positions      from the Trust
             Address                                                                       (past fiscal
       Date Service Began                                                                    year) **
---------------------------------- ----------------------------------------------------- -----------------
---------------------------------- ----------------------------------------------------- -----------------
Robert E. Kirkbride*               Principal Occupations: Director, WesBanco, Inc.;      N/A
---------------------------------  Director, WesBanco Bank Inc; Officer, Christy &
Birth Date: August 23, 1939        Associates (real estate development and investment
132 S. Fourth Street, Marietta     management); Director, The Mountain Company
OH, 45750                          (holding company); Director, The Laurel Management
CHAIRMAN and TRUSTEE               Group (holding company); Director and Officer,
Began serving: September 2004      Thunder Corporation (oil and gas production);
                                   Director and Officer, Databridge Corporation
                                   (computer sales and service).
---------------------------------- ----------------------------------------------------- -----------------

*    Robert E. Kirkbride is an interested person due to the Director position he
     holds  with  WesBanco,   Inc.  The  Funds'  investment  adviser,   WesBanco
     Investment  Department  is a division of WesBanco Bank Inc., a wholly owned subsidiary of WesBanco Inc.

** The Board of Trustees was elected on September 3, 2004. As the Funds' past fiscal year end was January 31, 2004 no compensation has yet been paid.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

----------------------------------- ----------------------------------------------------- -------------------
               Name                                Principal Occupations                      Aggregate
                                                    in Past Five Years,                   Compensation from
                                      Other Directorships Held and Previous Positions         the Trust
            Birth Date                                                                    ------------------
             Address                                                                         (past fiscal
        Date Service Began                                                                     year)***
----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------

----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------
Lawrence E. Bandi                   Principal Occupations: Dean of Business and           None
----------------------------------  Financial Affairs, West Virginia Northern Community
Birth Date: June 23, 1954           College; Vice Chairman, Ohio County Economic
2 Halstead Avenue                   Development Authority; Audit Committee Chairman,
Wheeling WV, 26003                  Ohio Valley Industrial Business Development
TRUSTEE                             Corporation; Chairman Elect, Special Wish
Began serving: September 2004       Foundation, Upper Ohio Valley United Way; Director,
                                    Wheeling Hospital; Chairman, Wheeling Civic Center
                                    Taskforce.

                                    Previous Positions: President and Chief Executive
                                    Officer, Valley National Gases, Inc.;
----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------

----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------
Robert P. Kanters                   Principal Occupations: Senior Vice President, Legg    None
Birth Date: February 23, 1940       Mason Wood Walker, Inc. (global financial
13 Laurelwood Estates               services); Board Member, iNetworks (private equity
Wheeling WV, 26003                  group).
Began serving: September 2004
----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------

----------------------------------- ----------------------------------------------------- -------------------
----------------------------------- ----------------------------------------------------- -------------------
Mark E. Kaplan                      Principal Occupations: Board Member, Mainstay Life    None
Birth Date: November 24, 1961       Services.
104 Alyson Drive
McMurray PA, 15317                  Previous Positions: President, Chief Financial
Began serving: September 2004       Officer and Director, Weirton Steel Corporation;
                                    Senior Audit Manager, Arthur Anderson LLP;
                                    Corporate Controller, Black Box Corporation
                                    (network services).
----------------------------------- ----------------------------------------------------- -------------------
*** The Board of Trustees was elected on September 3, 2004. As the funds' past fiscal year end was
January 31, 2004 no compensation has yet been paid.

OFFICERS****
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               Name                             Principal Occupation(s) and Previous Position(s)
            Birth Date
             Address
     Positions Held with Fund
----------------------------------
        Date Service Began
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Charles L. Davis Jr.                Principal Occupations: Vice President, Director of Mutual Fund Services
----------------------------------  and Strategic Relationship Management, Federated Services Company; Vice
Federated Investors Tower           President, Edgewood Services.
1001 Liberty Avenue
Pittsburgh, PA 15222                Previous Positions: President, Federated Clearing Services; Director,
Birth Date:  March 23, 1960         Business Development, Mutual Fund Services, Federated Services Company.
CHIEF EXECUTIVE OFFICER
Began serving: November 2003
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Jerome B. Schmitt                   Principal Occupations: Co-Portfolio Manager of the WesMark Funds;
----------------------------------  Executive Vice President, WesBanco Inc.
Birth Date: August 19, 1949
1 Bank Plaza
Wheeling WV 26003
PRESIDENT
Began serving: September 2004
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Deborah Ferdon                      Principal Occupations: Chief Compliance Officer, Provident Investment
----------------------------------  Advisors; Vice President, the Provident Riverfront Funds
Birth Date: January 15, 1953
673 McCormick Lane
Cincinnati, OH 45245                Previous Positions: Senior Compliance Examiner, SunAmerica Securities,
CHIEF COMPLIANCE OFFICER            Inc.; Investment Representative, ABN/AMRO (Standard Federal Bank)
Began service September 2004

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Richard J. Thomas                   Principal Occupations: Treasurer of the Federated Fund Complex; Senior
Federated Investors Tower           Vice President, Federated Administrative Services.
1001 Liberty Avenue
Pittsburgh, PA 15222                Previous Positions: Vice President, Federated Administrative Services;
Birth Date: June 17, 1954           held various management positions within Funds Financial Services
CHIEF FINANCIAL OFFICER and         Division of Federated Investors, Inc.
TREASURER
Began serving: August 2000
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David B. Ellwood                    Principal Occupations: Co-Portfolio Manager of the WesMark Funds; Senior
----------------------------------  Vice President, WesBanco Trust and Investment Services
Birth Date: November 27, 1956
1 Bank Plaza
Wheeling WV 26003
VICE PRESIDENT
Began Serving: September 2004
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Beth S. Broderick                   Principal Occupations:  Vice President Federated Services Company since
----------------------------------  1999.
Federated Investors Tower
1001 Liberty Avenue                 Previous Positions:  Client Services Officer Federated Services Company
Pittsburgh, PA 15222                from 1992 to 1997.
Birth Date:  August 2, 1965
VICE PRESIDENT
Began serving: August 2000
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Todd P. Zerega                      Principal Occupations: Attorney, ReedSmith LLP
Birth Date: May 18, 1974
Federated Investors Tower
1001 Liberty Avenue                 Previous Positions: Associate Corporate Counsel, Federated Services
Pittsburgh, PA 15222                Company from 2000 to 2002; Tax Specialist with KPMG LLP from 1999 to
Began serving: September 2004       2000.

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****Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD
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    BOARD              COMMITTEE                  COMMITTEE FUNCTIONS               MEETINGS HELD
                                                                                     DURING LAST
                                                                                        FISCAL
  COMMITTEE             MEMBERS                                                       YEAR*****
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Audit              Lawrence E. Bandi       The Audit Committee reviews and                4
                   Robert P. Kanters       recommends to the full Board the
                   Mark E. Kaplan          independent auditors to be
                                           selected to audit the Funds'
                                           financial statements; meets with
                                           the independent auditors
                                           periodically to review the
                                           results of the audits and reports
                                           the results to the full Board;
                                           evaluates the independence of the
                                           auditors, reviews legal and
                                           regulatory matters that may have
                                           a material effect on the
                                           financial statements, related
                                           compliance policies and programs,
                                           and the related reports received
                                           from regulators; reviews the
                                           Funds' internal audit function;
                                           reviews compliance with the
                                           Funds' code of conduct/ethics;
                                           reviews valuation issues;
                                           monitors inter-fund lending
                                           transactions; reviews custody
                                           services and issues and
                                           investigates any matters brought
                                           to the Committee's attention that
                                           are within the scope of its
                                           duties.
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Nominating         Lawrence E. Bandi       The Nominating Committee, whose               None
                   Robert P. Kanters       members consist of all Independent
                   Mark E. Kaplan          Trustees, selects and nominates
                                           persons for election to the Funds'
                                           Board when vacancies occur. The
                                           Committee will consider candidates
                                           recommended by shareholders,
                                           Independent Trustees, officers or
                                           employees of any of the Funds' agents
                                           or service providers and counsel to
                                           the Funds. Any shareholder who
                                           desires to have an individual
                                           considered for nomination by the
                                           Committee must submit a
                                           recommendation in writing to the
                                           Secretary of the Fund, at the
                                           following address: WesMark Funds 5800
                                           Corporate Drive Pittsburgh PA
                                           15237-7010, Attention Secretary.  The
                                           recommendation should include the
                                           name and address of both the
                                           shareholder and the candidate and
                                           detailed information concerning the
                                           candidate's qualifications and
                                           experience. In identifying and
                                           evaluating candidates for
                                           consideration, the Committee shall
                                           consider such factors as it deems
                                           appropriate.  Those factors will
                                           ordinarily include:  integrity,
                                           intelligence, collegiality, judgment,
                                           diversity, skill, business and other
                                           experience, qualification as an
                                           "Independent Trustee," the existence
                                           of material relationships which may
                                           create the appearance of a lack of
                                           independence, financial or accounting
                                           knowledge and experience, and
                                           dedication and willingness to devote
                                           the time and attention necessary to
                                           fulfill Board responsibilities. A
                                           copy of the Nominating Committee
                                           Charter is attached to this proxy
                                           statement.


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*****The Audit  Committee  members were  appointed on  September  27, 2004.  The meetings held during the Funds' past fiscal year were attended by previous members of the Committee.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE WESMARK
INVESTMENT COMPANY AS OF DECEMBER 31, 2003



           Interested            Dollar Range of       Aggregate
                                                       Dollar Range of
                                                       Shares Owned in
                                  Shares Owned         WesMark Funds
        Board Member Name         in the Funds         Investment Company
----------------------------------------------------------------------
----------------------------------------------------------------------
       Robert E. Kirkbride         o  None          o None
----------------------------------------------------------------------
           Independent
        Board Member Name
----------------------------------------------------------------------
----------------------------------------------------------------------
        Lawrence E. Bandi         o  None          o None
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----------------------------------------------------------------------
        Robert P. Kanters         o  None          o None
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         Mark E. Kaplan           o  None          o None
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                                                                 October 4, 2004

Investment Company Act File No. 811-7925
Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105